TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
TAXES ON INCOME
TAXES ON INCOME

NOTE 16: - TAXES ON INCOME

a.	Tax rates applicable to the Company:

Israeli parent and Israeli subsidiaries:

The tax rate applicable to the Israeli companies in 2025, 2024 and 2023 is 23%.

NOTE 16: - TAXES ON INCOME (Cont.)

Applicable benefits to the Company:

1.	“Preferred Technology Enterprises” (“PTE”) granting a 12% tax rate in central Israel on qualified income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.
2.	A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company elected to apply the PTE regime starting 2022 for its qualified income and believes it meets the required conditions.

Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely or, if distributed, no tax liability will be imposed. Undistributed earnings of foreign subsidiaries amounted to approximately $47,000 as of December 31, 2025.

In July 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted into law. The OBBBA changes did not have a material impact on the Company’s financial statements.

b.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

	December 31,
	2025	2024
Deferred tax assets:
Research and development costs	$6,027	$3,107
Depreciation and amortization	539	537
Employees and other accruals	3,023	1,863
Operating lease liabilities	5,416	5,347
Share-based compensation	7,117	4,718
Exchangeable notes	13,744	—
Net operating losses	950	1,616
Deferred tax assets	36,816	17,188
Valuation allowance	(840)	(839)
Net deferred tax assets	35,976	16,349
Deferred tax liabilities:
Property and equipment	(505)	(292)
Marketable securities	(948)	(110)
Operating lease right-of-use assets	(5,023)	(5,445)
Intangible assets	(2,456)	(3,112)
Total deferred tax liabilities	(8,932)	(8,959)
Total deferred tax assets, net	$27,044	$7,390

NOTE 16: - TAXES ON INCOME (Cont.)

c.	A reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel after the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2025
	amount	percentage
Tax at Israel statutory rate	$31,212	23%
Foreign tax effects
United States
Share-based compensation (*)	(6,170)	(4.5)%
Section 162(m) limitation	5,278	3.9%
Other	(1,171)	(0.9)%
Other foreign jurisdictions	(82)	—
Nontaxable or nondeductible items	279	0.2%
Preferred Technological Enterprise tax (**)	(10,548)	(7.8)%
Change in unrecognized tax benefits	5,827	4.3%
Other	335	0.2%

Actual tax expenses	$24,960	18.4%
(*)	Includes excess tax benefits and tax deficiencies related to share-based compensation.

A reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel prior to the adoption of ASU 2023-09 is as follows:

	Year ended
	December 31,
	2024	2023
Income before taxes on income, as reported in the consolidated statements of income	$127,906	$78,601
Statutory tax rate in Israel	23%	23%
Theoretical taxes on income	$29,418	$18,078
Share-based compensation	(2,627)	—
Preferred Technological Enterprise tax (**)	(10,403)	(5,695)
Subsidiaries taxed at a different tax rate	145	(74)
Non-deductible expenses	2,440	5,871
Uncertain tax positions	7,820	2,015
Other	(378)	(128)
Actual tax expenses	$26,415	$20,067

NOTE 16: - TAXES ON INCOME (Cont.)

		Year ended December 31,
		2025	2024	2023
(**)	Basic earnings per share amounts of the benefit resulting from the Preferred Technological Enterprise	$0.19	$0.18	$0.10
	Diluted earnings per share amounts of the benefit resulting from the Preferred Technological Enterprise	$0.17	$0.17	$0.10

d.	Income before taxes on income is comprised as follows:

	Year ended
	December 31,
	2025	2024	2023
Domestic (Israel)	$104,542	$107,385	$63,895
Foreign	31,163	20,521	14,706
Total	$135,705	$127,906	$78,601

e.	Actual tax expenses are comprised as follows:

	Year ended
	December 31,
	2025	2024	2023
Current:
Domestic (Israel)	$23,118	$26,016	$12,672
Foreign	6,107	4,749	8,651
Total current income tax expense	29,225	30,765	21,323
Deferred:
Domestic (Israel)	(3,121)	(2,883)	391
Foreign	(1,144)	(1,467)	(1,647)
Total deferred income tax expense	(4,265)	(4,350)	(1,256)
Total taxes on income	$24,960	$26,415	$20,067

f.	Income taxes paid were as follows:

Year ended December 31,
2025
Domestic (Israel)	$24,749
United States	3,389
Other Foreign	102
Total	$28,240

NOTE 16: - TAXES ON INCOME (Cont.)

g.	A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits are as follows:

	2025	2024
Uncertain tax positions, beginning of year	$12,519	$4,228
Decrease related to previous years’ tax positions	(1,181)	(41)
Increases in tax positions for current year	9,229	8,332
Uncertain tax positions, end of year	$20,567	$12,519

The Company currently does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

The Company adjusts the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available.

During the years ended December 31, 2025, 2024 and 2023, interest expense related to uncertain tax positions was immaterial. As of December 31, 2025 and 2024, accrued interest liability related to uncertain tax positions was immaterial and is included within income tax accrual on the balance sheets. The Company did not accrue material penalties during the years ended December 31, 2025 and 2024.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

The Company believes it had adequately provided for all of its uncertain tax positions, including those items currently under dispute.

As of December 31, 2025, the Company had open tax years for the periods between 2021 and 2025 in Israel and for the periods between 2021 and 2025 for the U.S. subsidiaries.